Financial Instruments - Summary of Sensitivity Analysis of Market Risks (Detail) - Market risk [member] - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Forward agreements to purchase USD (MXN/USD) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in U.S. $ Rate	(12.00%)	(17.00%)	(11.00%)
Effect on Equity	$ (602)	$ (916)	$ (197)
Forward agreements to purchase USD (BRL/USD) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in U.S. $ Rate	(14.00%)	(18.00%)	(21.00%)
Effect on Equity	$ (234)	$ (203)	$ (387)
Forward agreements to purchase USD (COP/USD) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in U.S. $ Rate	(9.00%)	(18.00%)	(17.00%)
Effect on Equity	$ (73)	$ (255)	$ (113)
Forward agreements to purchase USD (ARS/USD) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in U.S. $ Rate	(10.00%)		(36.00%)
Effect on Equity	$ (29)		$ (231)
Cross currency swaps (USD into MXN) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in U.S. $ Rate	(12.00%)	(17.00%)	(11.00%)
Effect on Equity	$ (3,540)	$ (3,687)
Effect on Profit or Loss		$ (1,790)	$ (938)
Cross currency swaps (USD into BRL) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in U.S. $ Rate	(14.00%)	(18.00%)	(21.00%)
Effect on Equity	$ (7,483)	$ (9,559)	$ (4,517)
Effect on Profit or Loss			$ (1,086)
Sugar price contracts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in Sugar price	(30.00%)	(33.00%)	(31.00%)
Effect on Equity	$ (32)	$ (310)	$ (406)
Effect on Profit or Loss	$ 0	$ 0	$ 0
Aluminum price contracts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in Aluminum price		(16.00%)	(18.00%)
Effect on Equity		$ (13)	$ (58)
Effect on Profit or Loss		$ 0	$ 0
Options to purchase foreign currency (MXN/USD) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in U.S. $ Rate	(12.00%)
Effect on Equity	$ (24)
Interest rate swaps float into fix rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in BRL Rates	(1.00%)
Effect on Equity	$ (234)